Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DCIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.34% for the Portfolio and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming duration-term California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA California Intermediate-Term Municipal Bond Portfolio – Institutional	6.34%	0.68%	1.31%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	1.05%	1.92%
[1]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 414,336,000
Holdings Count | $ / shares	351
Advisory Fees Paid, Amount	$ 682,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$414,336
Number of Holdings	351
Net Advisory Fees Paid (Thousands)	$682
Portfolio Turnover Rate	46%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	43.1%
School District	24.1%
Water	10.6%
Medical	7.7%
Higher Education	6.6%
Power	5.6%
Airport	0.8%
Transportation	0.6%
Education	0.6%
Utilities	0.2%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.6%
1 to 3 Years	23.4%
3 to 5 Years	17.2%
5 to 10 Years	22.0%
Greater than 10 Years	26.8%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 4.16% for the Portfolio and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming duration-term California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/01/2017)
DFA California Municipal Real Return Portfolio – Institutional	4.16%	2.84%	2.43%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.96%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	1.05%	1.73%
[2]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 322,554,000
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 613,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$322,554
Number of Holdings	277
Net Advisory Fees Paid (Thousands)	$613
Portfolio Turnover Rate	87%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	51.2%
School District	18.6%
Water	11.0%
Higher Education	6.5%
Medical	4.2%
Power	2.6%
Tobacco Settlement	1.9%
Education	1.7%
Transportation	1.4%
Airport	0.7%
Utilities	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.2%
1 to 3 Years	21.4%
3 to 5 Years	12.7%
5 to 10 Years	21.5%
Greater than 10 Years	15.2%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA California Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
[3]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%	[3]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.55% for the Portfolio and 4.53% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming shorter-duration California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA California Short-Term Municipal Bond Portfolio – Institutional	3.55%	1.02%	0.95%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index[2]	4.53%	1.08%	1.11%
[4],[5]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 680,663,000
Holdings Count | $ / shares	294
Advisory Fees Paid, Amount	$ 1,065,000
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$680,663
Number of Holdings	294
Net Advisory Fees Paid (Thousands)	$1,065
Portfolio Turnover Rate	171%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	53.8%
School District	13.8%
Water	9.0%
Higher Education	6.7%
Medical	5.9%
Power	3.1%
Tobacco Settlement	2.8%
Education	2.5%
Airport	0.9%
Transportation	0.8%
Utilities	0.5%
Pollution	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	43.3%
1 to 3 Years	15.1%
3 to 5 Years	9.5%
5 to 10 Years	24.8%
Greater than 10 Years	7.3%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.30% to 0.19%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Diversified Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.15%[1]
[6]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%	[6]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.17% for the Portfolio and 6.92% for the Bloomberg U.S. Government Bond Index Intermediate, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets and US TIPS market. Nominal and real term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
• Allocation to intermediate-term bonds and underweight to bonds in the two- to five-year maturity range contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.
• Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (08/10/2016)
DFA Diversified Fixed Income Portfolio – Institutional	7.17%	0.89%	1.27%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	0.94%
Bloomberg U.S. Government Bond Index Intermediate	6.92%	0.45%	0.95%
[7]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,716,948,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 252,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,716,948
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$252
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Intermediate Government Fixed Income Portfolio	49.8%
DFA Two-Year Global Fixed Income Portfolio	30.6%
U.S. Treasury Inflation-Indexed Notes 0.250% due 01/15/25	4.6%
U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/25	4.6%
U.S. Treasury Inflation-Indexed Notes 0.625% due 01/15/26	4.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/27	4.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/25	1.8%
[8]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Five-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.52% for the Portfolio and 6.38% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
Relative to its benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Five-Year Global Fixed Income Portfolio – Institutional	5.52%	0.62%	1.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	6.38%	1.29%	1.62%
[9]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 9,354,197,000
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 16,843,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$9,354,197
Number of Holdings	278
Net Advisory Fees Paid (Thousands)	$16,843
Portfolio Turnover Rate	56%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	34.4%
Foreign Government	33.5%
Financials	31.7%
Consumer, Non-cyclical	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	71.2%
1 to 3 Years	22.8%
3 to 5 Years	6.0%
[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
[11]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.59% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (01/11/2018)
DFA Global Core Plus Fixed Income Portfolio – Institutional	12.59%	0.28%	1.85%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	1.78%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 2,639,232,000
Holdings Count | $ / shares	690
Advisory Fees Paid, Amount	$ 5,098,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,639,232
Number of Holdings	690
Net Advisory Fees Paid (Thousands)	$5,098
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	25.2%
Foreign Government	21.6%
U.S. Government Agency Mortgages	8.9%
U.S. Government	7.0%
Consumer, Non-cyclical	6.9%
Consumer, Cyclical	6.2%
Industrials	5.3%
Energy	4.4%
Communications	4.4%
Technology	4.3%
Basic Materials	2.9%
Utilities	2.3%
Multi-National	0.4%
Other	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.2%
1 to 3 Years	9.6%
3 to 5 Years	6.6%
5 to 10 Years	38.7%
Greater than 10 Years	36.9%
[12]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024:
• Emerging Market Risk was added to the prospectus as a principal risk of investing in the Portfolio.
• China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.30% to 0.23%.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Core Plus Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.29%[1]
[13]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.99% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed higher-rated corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2021)
DFA Global Core Plus Real Return Portfolio – Institutional	11.99%	1.42%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	-0.41%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 265,238,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 564,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$265,238
Number of Holdings	308
Net Advisory Fees Paid (Thousands)	$564
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	25.4%
Foreign Government	19.5%
U.S. Government Agency Mortgages	9.0%
Energy	8.0%
U.S. Government	7.5%
Consumer, Cyclical	6.3%
Consumer, Non-cyclical	6.0%
Industrials	4.9%
Utilities	4.8%
Basic Materials	3.0%
Technology	2.6%
Communications	2.6%
Other	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.7%
1 to 3 Years	8.6%
3 to 5 Years	12.1%
5 to 10 Years	40.3%
Greater than 10 Years	34.3%
[14]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024:
• Emerging Market Risk was added to the prospectus as a principal risk of investing in the Portfolio.
• China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Sustainability Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.29% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen during the beginning of the period contributed positively to relative performance as these bonds underperformed other global developed market bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/06/2018)
DFA Global Sustainability Fixed Income Portfolio – Institutional	11.29%	-0.15%	1.73%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.01%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 707,749,000
Holdings Count | $ / shares	251
Advisory Fees Paid, Amount	$ 1,313,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$707,749
Number of Holdings	251
Net Advisory Fees Paid (Thousands)	$1,313
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	35.1%
Financials	28.5%
Consumer, Non-cyclical	8.2%
Industrials	7.3%
U.S. Government	6.8%
Consumer, Cyclical	4.8%
Communications	4.0%
Technology	3.3%
Multi-National	1.2%
Utilities	0.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.0%
1 to 3 Years	10.4%
3 to 5 Years	11.5%
5 to 10 Years	22.8%
Greater than 10 Years	47.3%
[15]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Inflation-Protected Securities Portfolio
Class Name	Institutional
Trading Symbol	DIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.81% for the Portfolio and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
  Relative to the benchmark, the Portfolio’s:
• Underweight to TIPS with maturities shorter than three-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
• Underweight to TIPS with maturities longer than 20-years detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Inflation-Protected Securities Portfolio – Institutional	8.81%	2.23%	2.30%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.26%
[16]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,057,293,000
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 4,648,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,057,293
Number of Holdings	21
Net Advisory Fees Paid (Thousands)	$4,648
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
3 to 5 Years	54.5%
5 to 10 Years	20.9%
Greater than 10 Years	24.6%
[17]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.43% for the Portfolio and 8.37% for the Bloomberg U.S. Government Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.
  Relative to the benchmark, the Portfolio’s:
• Underweight to bonds with maturities shorter than three-years and overweight to bonds with maturities in the 10- to 15-year maturity range contributed positively to relative performance during a period when longer-term government bonds outperformed shorter-term government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate Government Fixed Income Portfolio – Institutional	8.43%	-0.76%	1.11%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. Government Bond Index	8.37%	-0.65%	1.02%
[18]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 6,013,765,000
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 5,117,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,013,765
Number of Holdings	107
Net Advisory Fees Paid (Thousands)	$5,117
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
1 to 3 Years	14.6%
3 to 5 Years	26.3%
5 to 10 Years	23.6%
Greater than 10 Years	35.5%
[19]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
[20]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[20]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 13.73% for the Portfolio and 13.07% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds and underweight to short-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter-term bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate-Term Extended Quality Portfolio – Institutional	13.73%	0.46%	2.43%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. Credit Bond Index	13.07%	0.46%	2.43%
[21]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,853,936,000
Holdings Count | $ / shares	565
Advisory Fees Paid, Amount	$ 2,524,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,853,936
Number of Holdings	565
Net Advisory Fees Paid (Thousands)	$2,524
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	31.8%
Consumer, Non-cyclical	13.9%
Energy	11.1%
Utilities	6.9%
Industrials	6.6%
Technology	6.5%
U.S. Government	6.3%
Basic Materials	5.8%
Communications	5.4%
Consumer, Cyclical	5.2%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	1.9%
1 to 3 Years	3.7%
3 to 5 Years	15.0%
5 to 10 Years	44.0%
Greater than 10 Years	35.4%
[22]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.21% to 0.20%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Intermediate-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%[1]
[23]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%	[23]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.51% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
  Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate-Term Municipal Bond Portfolio – Institutional	6.51%	0.94%	1.48%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.07%
[24]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,379,329,000
Holdings Count | $ / shares	625
Advisory Fees Paid, Amount	$ 2,220,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,379,329
Number of Holdings	625
Net Advisory Fees Paid (Thousands)	$2,220
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	57.9%
School District	12.3%
Water	6.8%
Medical	4.6%
Transportation	4.5%
Power	4.2%
Higher Education	3.8%
Utilities	2.0%
Education	1.4%
Airport	1.2%
Nursing Homes	0.9%
Development	0.3%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.1%
1 to 3 Years	28.0%
3 to 5 Years	17.9%
5 to 10 Years	12.8%
Greater than 10 Years	31.2%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.23% to 0.19%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Investment Grade Portfolio
Class Name	Institutional
Trading Symbol	DFAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.47% for the Portfolio and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to its benchmark, the Portfolio’s:
• Exclusion of securities with maturities longer than 20-years and allocation to securities with maturities shorter than one-year detracted from relative performance during a period when longer-term bonds outperformed shorter-term bonds.
• Exclusion of securitized bonds detracted from relative performance.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Investment Grade Portfolio – Institutional	10.47%	0.31%	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,882,621,000
Holdings Count | $ / shares	875
Advisory Fees Paid, Amount	$ 17,735,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,882,621
Number of Holdings	875
Net Advisory Fees Paid (Thousands)	$17,735
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	51.9%
Financials	18.9%
Consumer, Non-cyclical	9.0%
Energy	3.5%
Industrials	3.3%
Communications	3.3%
Technology	3.0%
Consumer, Cyclical	2.9%
Utilities	2.2%
Basic Materials	1.9%
Multi-National	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.9%
1 to 3 Years	10.7%
3 to 5 Years	15.0%
5 to 10 Years	28.3%
Greater than 10 Years	34.1%
[25]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.21% to 0.19%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA LTIP Portfolio
Class Name	Institutional
Trading Symbol	DRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.68% for the Portfolio and 14.93% for the FTSE U.S. Inflation-Linked Securities Index 20+ Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-duration TIPS outperforming shorter-duration TIPS.
Relative to the benchmark, the Portfolio’s:
• Longer duration contributed positively to relative performance, as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA LTIP Portfolio – Institutional	15.68%	-4.23%	-0.41%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
FTSE U.S. Inflation-Linked Securities Index 20+ Years	14.93%	-2.47%	0.89%
[26]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 368,209,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 364,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$368,209
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$364
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA MN Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DMNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.26%[1]
[28]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%	[28]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.82% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Minnesota municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
• Emphasis on Minnesota municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (07/25/2017)
DFA MN Municipal Bond Portfolio – Institutional	3.82%	0.88%	1.01%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.97%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	1.90%
[29]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 26,945,000
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 23,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$26,945
Number of Holdings	76
Net Advisory Fees Paid (Thousands)	$23
Portfolio Turnover Rate	45%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	61.4%
School District	20.5%
Higher Education	4.8%
Water	4.0%
Power	3.4%
Utilities	3.1%
Nursing Homes	1.0%
Airport	0.9%
Medical	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.7%
1 to 3 Years	46.3%
3 to 5 Years	6.0%
5 to 10 Years	6.5%
Greater than 10 Years	0.5%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.32% to 0.30%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
[30]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[30]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.17% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (03/10/2015)
DFA Municipal Bond Portfolio – Institutional	5.17%	0.49%	1.20%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.26%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.10%
[31]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 554,291,000
Holdings Count | $ / shares	370
Advisory Fees Paid, Amount	$ 917,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$554,291
Number of Holdings	370
Net Advisory Fees Paid (Thousands)	$917
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	56.6%
School District	21.4%
Water	8.3%
General	5.4%
Utilities	2.9%
Power	1.6%
Transportation	1.4%
Higher Education	1.1%
Investment Companies	0.6%
Nursing Homes	0.3%
Education	0.3%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	21.1%
1 to 3 Years	24.0%
3 to 5 Years	21.9%
5 to 10 Years	8.6%
Greater than 10 Years	24.4%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Municipal Real Return Portfolio
Class Name	Institutional
Trading Symbol	DMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 4.38% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/04/2014)
DFA Municipal Real Return Portfolio – Institutional	4.38%	3.21%	2.24%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.28%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.09%
[32]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,612,239,000
Holdings Count | $ / shares	545
Advisory Fees Paid, Amount	$ 3,258,000
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,612,239
Number of Holdings	545
Net Advisory Fees Paid (Thousands)	$3,258
Portfolio Turnover Rate	104%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	62.1%
School District	19.8%
Water	5.6%
Transportation	3.3%
Higher Education	2.9%
Education	2.5%
Medical	1.6%
Utilities	1.4%
Power	0.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.9%
1 to 3 Years	30.6%
3 to 5 Years	10.2%
5 to 10 Years	8.9%
Greater than 10 Years	9.4%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA NY Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DNYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.23%[1]
[33]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%	[33]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.68% for the Portfolio and 7.76% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in New York municipal markets. Term premiums were positive, with longer-duration New York municipal bonds outperforming shorter-duration New York municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration New York municipal bonds underperformed longer-duration New York municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (06/16/2015)
DFA NY Municipal Bond Portfolio – Institutional	3.68%	1.08%	1.39%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.36%
S&P Intermediate Term New York AMT-Free Municipal Bond Index	7.76%	1.21%	2.13%
[34]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 141,751,000
Holdings Count | $ / shares	123
Advisory Fees Paid, Amount	$ 251,000
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$141,751
Number of Holdings	123
Net Advisory Fees Paid (Thousands)	$251
Portfolio Turnover Rate	182%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	66.9%
School District	17.6%
Transportation	4.9%
Development	3.1%
Airport	2.4%
Higher Education	1.9%
Water	1.6%
Housing	0.9%
Utilities	0.4%
Medical	0.2%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.9%
1 to 3 Years	11.2%
3 to 5 Years	7.2%
5 to 10 Years	15.1%
Greater than 10 Years	16.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA One-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.46% for the Portfolio and 5.39% for the ICE BofA U.S. 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
Relative to its benchmark, the Portfolio’s:
•Allocation to securities with maturities longer than three-months contributed positively to relative performance during a period when longer-term securities outperformed shorter-term securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA One-Year Fixed Income Portfolio – Institutional	5.46%	1.77%	1.48%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.69%
ICE BofA US 6-Month Treasury Bill Index[2]	5.60%	2.46%	1.83%
[35],[36]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,353,018,000
Holdings Count | $ / shares	157
Advisory Fees Paid, Amount	$ 4,575,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,353,018
Number of Holdings	157
Net Advisory Fees Paid (Thousands)	$4,575
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	77.7%
Financials	19.8%
Foreign Government	2.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	91.1%
1 to 3 Years	8.9%
[37]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Oregon Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DOGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.27%[1]
[38]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%	[38]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.41% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
•Shorter-duration Oregon municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration Oregon municipal bonds underperformed longer-duration national municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (09/10/2019)
DFA Oregon Municipal Bond Portfolio – Institutional	5.41%	0.56%	0.55%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.04%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	1.16%
[39]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 71,530,000
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 127,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$71,530
Number of Holdings	139
Net Advisory Fees Paid (Thousands)	$127
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	55.2%
School District	26.6%
Water	12.0%
Medical	2.8%
Transportation	2.2%
Airport	0.9%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.8%
1 to 3 Years	33.0%
3 to 5 Years	15.3%
5 to 10 Years	24.0%
Greater than 10 Years	17.9%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.32% to 0.30%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
[40]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%	[40]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.48% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
•Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
•Overweight to single-A and BBB rated municipal bonds and underweight to AAA and AA rated municipal bonds contributed positively to relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/30/2020)
DFA Selective State Municipal Bond Portfolio – Institutional	6.48%	-0.06%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	0.47%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	0.63%
[41]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 428,625,000
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$428,625
Number of Holdings	500
Net Advisory Fees Paid (Thousands)	$700
Portfolio Turnover Rate	77%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	34.2%
School District	18.7%
Medical	13.7%
Water	6.7%
Transportation	5.8%
Higher Education	5.3%
Power	4.9%
Utilities	4.0%
Airport	2.9%
Education	2.9%
Development	0.4%
Investment Companies	0.2%
Housing	0.1%
Facilities	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	14.1%
1 to 3 Years	12.7%
3 to 5 Years	10.5%
5 to 10 Years	23.5%
Greater than 10 Years	39.2%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Selectively Hedged Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.38% for the Portfolio and 5.97% for the FTSE World Government Bond Index 1-3 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to its benchmark, the Portfolio’s:
•Inclusion of corporate bonds contributed positively to performance relative to the government bond benchmark as corporate bonds outperformed government bonds.
•Hedge to the US dollar detracted from performance relative to the unhedged benchmark as the US dollar depreciated relative to the British pound and Euro during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Selectively Hedged Global Fixed Income Portfolio – Institutional	6.38%	1.10%	1.26%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-3 Years	5.97%	0.10%	0.06%
[42]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,024,495,000
Holdings Count | $ / shares	430
Advisory Fees Paid, Amount	$ 1,413,000
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,024,495
Number of Holdings	430
Net Advisory Fees Paid (Thousands)	$1,413
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	38.2%
U.S. Government	23.7%
Consumer, Non-cyclical	8.1%
Consumer, Cyclical	7.4%
Utilities	6.0%
Industrials	5.2%
Energy	4.5%
Communications	2.8%
Basic Materials	2.3%
Technology	1.3%
Multi-National	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	62.6%
1 to 3 Years	31.8%
3 to 5 Years	5.6%
[43]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Duration Real Return Portfolio
Class Name	Institutional
Trading Symbol	DFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.63% for the Portfolio and 6.83% for the Bloomberg U.S. TIPS Index 1-5 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the global developed markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration bonds underperformed longer-duration bonds.
•Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed U.S. TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Duration Real Return Portfolio – Institutional	6.63%	3.41%	2.57%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. TIPS Index 1-5 Years	6.83%	3.30%	2.31%
[44]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,940,586,000
Holdings Count | $ / shares	478
Advisory Fees Paid, Amount	$ 3,469,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,940,586
Number of Holdings	478
Net Advisory Fees Paid (Thousands)	$3,469
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	41.5%
U.S. Government	25.0%
Consumer, Cyclical	8.6%
Consumer, Non-cyclical	5.7%
Industrials	5.2%
Utilities	4.7%
Energy	3.2%
Technology	2.5%
Basic Materials	2.0%
Communications	1.3%
Multi-National	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	55.9%
1 to 3 Years	37.2%
3 to 5 Years	6.9%
[45]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Extended Quality Portfolio
Class Name	Institutional
Trading Symbol	DFEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[46]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[46]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.25% for the Portfolio and 6.96% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.”

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Extended Quality Portfolio – Institutional	6.25%	1.32%	1.72%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year US Corporate & Government Index[2]	6.96%	1.29%	1.66%
[47],[48]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,695,139,000
Holdings Count | $ / shares	574
Advisory Fees Paid, Amount	$ 8,713,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,695,139
Number of Holdings	574
Net Advisory Fees Paid (Thousands)	$8,713
Portfolio Turnover Rate	49%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	40.0%
U.S. Government	23.9%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	7.2%
Industrials	6.1%
Utilities	5.0%
Energy	4.5%
Communications	2.5%
Basic Materials	1.2%
Technology	0.9%
Other	0.8%
Multi-National	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	60.0%
1 to 3 Years	33.2%
3 to 5 Years	6.8%
[49]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.20% to 0.18%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Government Portfolio
Class Name	Institutional
Trading Symbol	DFFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.31% for the Portfolio and 6.18% for the ICE BofA 1-5 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-duration government bonds outperforming shorter-duration government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration government securities underperformed longer-duration government securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Government Portfolio – Institutional	5.31%	0.81%	1.01%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year US Treasury & Agency Index[2]	6.18%	1.00%	1.33%
[50],[51]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,673,855,000
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 2,138,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,673,855
Number of Holdings	30
Net Advisory Fees Paid (Thousands)	$2,138
Portfolio Turnover Rate	37%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	86.3%
1 to 3 Years	13.7%
[52]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.55% for the Portfolio and 4.88% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Municipal Bond Portfolio – Institutional	3.55%	1.17%	1.05%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
ICE BofA 1-3 Year US Municipal Securities Index[2]	4.88%	1.26%	1.26%
[53],[54]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,500,050,000
Holdings Count | $ / shares	529
Advisory Fees Paid, Amount	$ 2,359,000
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,500,050
Number of Holdings	529
Net Advisory Fees Paid (Thousands)	$2,359
Portfolio Turnover Rate	186%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	56.9%
School District	20.3%
Transportation	5.7%
Water	3.8%
Medical	3.5%
Higher Education	3.3%
Education	3.3%
Power	1.8%
Airport	0.6%
Utilities	0.3%
Other	0.2%
Facilities	0.2%
Housing	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	69.7%
1 to 3 Years	12.6%
3 to 5 Years	3.1%
5 to 10 Years	6.4%
Greater than 10 Years	8.2%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Short-Term Selective State Municipal Bond Portfolio
Class Name	Institutional
Trading Symbol	DFABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
[55]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%	[55]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.77% for the Portfolio and 4.88% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
• Overweight to single-A and BBB rated municipal bonds and underweight to AAA and AA rated municipal bonds contributed positively to relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/12/2022)
DFA Short-Term Selective State Municipal Bond Portfolio – Institutional[1]	3.77%	2.28%
S&P National AMT-Free Municipal Bond Index[2]	9.46%	2.31%
ICE BofA 1-3 Year US Municipal Securities Index[3]	4.88%	2.45%
[56],[57],[58]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 191,303,000
Holdings Count | $ / shares	281
Advisory Fees Paid, Amount	$ 321,000
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$191,303
Number of Holdings	281
Net Advisory Fees Paid (Thousands)	$321
Portfolio Turnover Rate	182%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
General Obligation	46.8%
School District	22.2%
Water	6.4%
Medical	5.9%
Education	4.8%
Higher Education	4.4%
Transportation	4.3%
Power	2.3%
Airport	1.7%
Utilities	0.7%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	64.9%
1 to 3 Years	12.7%
3 to 5 Years	4.3%
5 to 10 Years	9.4%
Greater than 10 Years	8.7%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Social Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.52% for the Portfolio and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Exclusion of securities with maturities longer than 20-years and allocation to securities with maturities shorter than one-year detracted from relative during a period when longer-term bonds outperformed shorter-term bonds.
• Exclusion of securitized bonds detracted from relative performance.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (04/05/2016)
DFA Social Fixed Income Portfolio – Institutional	10.52%	0.29%	1.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.19%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 614,490,000
Holdings Count | $ / shares	418
Advisory Fees Paid, Amount	$ 1,047,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$614,490
Number of Holdings	418
Net Advisory Fees Paid (Thousands)	$1,047
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	52.3%
Financials	20.6%
Communications	6.1%
Consumer, Cyclical	5.0%
Consumer, Non-cyclical	3.8%
Technology	3.3%
Energy	3.1%
Industrials	2.7%
Basic Materials	1.9%
Utilities	1.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.1%
1 to 3 Years	10.6%
3 to 5 Years	16.4%
5 to 10 Years	24.3%
Greater than 10 Years	35.6%
[59]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024:
• Lacey Huebel was added as a portfolio manager to the Portfolio.
• David Shao no longer serves as a portfolio manager to the Portfolio.
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Targeted Credit Portfolio
Class Name	Institutional
Trading Symbol	DTCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
[60]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[60]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.03% for the Portfolio and 8.46% for the Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities generally outperforming shorter-duration securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/20/2015)
DFA Targeted Credit Portfolio – Institutional	7.03%	1.16%	1.85%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.05%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)	8.46%	1.91%	2.38%
[61]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 771,482,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,377,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$771,482
Number of Holdings	308
Net Advisory Fees Paid (Thousands)	$1,377
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	36.7%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	12.2%
Industrials	9.8%
Utilities	6.7%
U.S. Government	6.6%
Basic Materials	4.4%
Technology	3.3%
Energy	3.0%
Communications	2.8%
Other	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	53.7%
1 to 3 Years	45.7%
3 to 5 Years	0.6%
[62]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Global Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.59% for the Portfolio and 5.76% for the FTSE World Government Bond Index 1-2 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Commercial paper generally underperformed short-term bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
• Allocation to commercial paper detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Two-Year Global Fixed Income Portfolio – Institutional	5.59%	1.51%	1.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-2 Years (hedged to USD)	5.76%	1.80%	1.62%
[63]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,542,509,000
Holdings Count | $ / shares	206
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,542,509
Number of Holdings	206
Net Advisory Fees Paid (Thousands)	$6,400
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	47.3%
Financials	35.8%
Foreign Government	7.2%
Communications	2.9%
Energy	1.8%
Consumer, Non-cyclical	1.6%
Supranational	1.5%
Technology	1.3%
Consumer, Cyclical	0.6%

Maturity Allocation (% of Total Investments)
Less than 1 Year	84.0%
1 to 3 Years	16.0%
[64]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA World ex U.S. Government Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DWFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
[65]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%	[65]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 9.62% for the Portfolio and 8.74% for the FTSE Non-USD World Government Bond Index (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to intermediate-term bonds denominated in the Australian dollar and euro contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen contributed positively to relative performance as these bonds generally underperformed other global developed market bonds during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA World ex U.S. Government Fixed Income Portfolio – Institutional	9.62%	-2.12%	1.43%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)[1]	9.28%	0.65%	2.51%
FTSE Non-USD World Government Bond Index (hedged to USD)	8.74%	-0.56%	2.07%
[66]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 936,724,000
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 1,635,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$936,724
Number of Holdings	58
Net Advisory Fees Paid (Thousands)	$1,635
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	84.9%
Financials	8.5%
Energy	3.0%
Industrials	2.0%
U.S. Government	1.6%

Maturity Allocation (% of Total Investments)
1 to 3 Years	3.5%
3 to 5 Years	5.6%
5 to 10 Years	59.9%
Greater than 10 Years	31.0%
[67]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional Retirement Income Fund
Class Name	Institutional
Trading Symbol	TDIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[68]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[68]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.17% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US nominal and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Shorter duration detracted from performance as shorter-duration bonds underperformed longer-duration bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional Retirement Income Fund – Institutional	12.17%	4.25%	4.10%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.88%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[69],[70]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 45,658,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$45,658
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	48.1%
DFA One-Year Fixed Income Portfolio	32.2%
U.S. Core Equity 1 Portfolio	7.1%
U.S. Large Company Portfolio	7.1%
Large Cap International Portfolio	2.5%
Emerging Markets Core Equity Portfolio	1.7%
International Core Equity Portfolio	1.3%
[71]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2010 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2010 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[72]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[72]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.84% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US nominal and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
  The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Shorter duration detracted from performance as shorter-duration bonds underperformed longer-duration bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2010 Target Date Retirement Income Fund – Institutional	12.84%	4.70%	4.80%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[73],[74]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 13,945,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$13,945
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	57.4%
DFA One-Year Fixed Income Portfolio	22.6%
U.S. Large Company Portfolio	7.2%
U.S. Core Equity 1 Portfolio	7.2%
Large Cap International Portfolio	2.6%
Emerging Markets Core Equity Portfolio	1.7%
International Core Equity Portfolio	1.3%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2015 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%[1]
[75]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 14.61% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US TIPS markets. Real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2015 Target Date Retirement Income Fund – Institutional	14.61%	4.57%	4.91%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[76],[77]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 27,676,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$27,676
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	74.5%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity Portfolio	2.1%
International Core Equity Portfolio	1.6%
DFA LTIP Portfolio	0.9%
[78]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2020 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
[79]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%	[79]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.43% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US TIPS markets. Real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2020 Target Date Retirement Income Fund – Institutional	15.43%	4.09%	5.01%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[80],[81]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 73,420,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$73,420
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	64.7%
DFA LTIP Portfolio	10.1%
U.S. Core Equity 1 Portfolio	9.1%
U.S. Large Company Portfolio	9.1%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity Portfolio	2.2%
International Core Equity Portfolio	1.6%
[82]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2025 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 16.68% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2025 Target Date Retirement Income Fund – Institutional	16.68%	4.01%	5.40%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[83],[84]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 147,998,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$147,998
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	54.7%
DFA LTIP Portfolio	19.4%
U.S. Core Equity 1 Portfolio	9.1%
U.S. Large Company Portfolio	9.1%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity Portfolio	2.3%
International Core Equity Portfolio	1.7%
DFA Two-Year Global Fixed Income Portfolio	0.2%
DFA Short-Term Extended Quality Portfolio	0.2%
[85]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2030 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.17%[1]
[86]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%	[86]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 20.18% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2030 Target Date Retirement Income Fund – Institutional	20.18%	4.98%	6.18%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
[87],[88]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 193,543,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$193,543
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.5%
DFA Inflation-Protected Securities Portfolio	26.1%
U.S. Core Equity 1 Portfolio	13.9%
U.S. Large Company Portfolio	13.9%
Large Cap International Portfolio	4.9%
Emerging Markets Core Equity Portfolio	3.4%
DFA Two-Year Global Fixed Income Portfolio	2.9%
DFA Short-Term Extended Quality Portfolio	2.9%
International Core Equity Portfolio	2.5%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2035 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.16% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2035 Target Date Retirement Income Fund – Institutional	23.16%	6.41%	7.02%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[89]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 193,091,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$193,091
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.4%
U.S. Core Equity 1 Portfolio	18.8%
U.S. Large Company Portfolio	18.8%
DFA Inflation-Protected Securities Portfolio	7.1%
Large Cap International Portfolio	6.7%
DFA Short-Term Extended Quality Portfolio	5.6%
DFA Two-Year Global Fixed Income Portfolio	5.6%
Emerging Markets Core Equity Portfolio	4.6%
International Core Equity Portfolio	3.4%
[90]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2040 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%[1]
[91]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%	[91]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 25.19% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2040 Target Date Retirement Income Fund – Institutional	25.19%	8.46%	8.32%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[92]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 203,446,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$203,446
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	23.8%
U.S. Large Company Portfolio	23.7%
DFA LTIP Portfolio	17.6%
Large Cap International Portfolio	8.4%
DFA Two-Year Global Fixed Income Portfolio	8.3%
DFA Short-Term Extended Quality Portfolio	8.3%
Emerging Markets Core Equity Portfolio	5.7%
International Core Equity Portfolio	4.2%
[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2045 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.20%[1]
[94]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%	[94]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 27.53% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2045 Target Date Retirement Income Fund – Institutional	27.53%	10.81%	9.92%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[95]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 185,375,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 11,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$185,375
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$11
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.6%
U.S. Large Company Portfolio	28.5%
DFA Short-Term Extended Quality Portfolio	10.5%
DFA Two-Year Global Fixed Income Portfolio	10.5%
Large Cap International Portfolio	10.1%
Emerging Markets Core Equity Portfolio	6.8%
International Core Equity Portfolio	5.0%
[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2050 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%[1]
[97]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%	[97]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.29% for the Portfolio, 32.18% for the S&P Global style benchmark (“benchmark”). Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2050 Target Date Retirement Income Fund – Institutional	31.29%	11.67%	10.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[98]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 162,801,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 17,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$162,801
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$17
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.4%
Large Cap International Portfolio	11.8%
Emerging Markets Core Equity Portfolio	8.0%
International Core Equity Portfolio	5.9%
DFA Short-Term Extended Quality Portfolio	3.7%
DFA Two-Year Global Fixed Income Portfolio	3.7%
[99]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2055 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
[100]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[100]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.37% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2055 Target Date Retirement Income Fund – Institutional	31.37%	11.71%	10.42%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[101]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 107,356,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 4,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$107,356
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$4
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.3%
U.S. Large Company Portfolio	34.3%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.1%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[102]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2060 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DRILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
[103]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[103]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.35% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2060 Target Date Retirement Income Fund – Institutional	31.35%	11.68%	10.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
[104]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 86,881,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$86,881
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.4%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.1%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[105]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional 2065 Target Date Retirement Income Fund
Class Name	Institutional
Trading Symbol	DTDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
[106]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[106]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.27% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (01/02/2020)
Dimensional 2065 Target Date Retirement Income Fund – Institutional	31.27%	10.61%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.37%
S&P Global BMI Index (net div.)[1]	32.18%	9.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.62%
Bloomberg U.S. TIPS Index	8.61%	2.07%
[107],[108]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 25,318,000
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$25,318
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.5%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.0%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
[109]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.50% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Social Core Equity Portfolio – Institutional	23.50%	5.26%	4.20%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,664,105,000
Holdings Count | $ / shares	6,139
Advisory Fees Paid, Amount	$ 5,491,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,664,105
Number of Holdings	6,139
Net Advisory Fees Paid (Thousands)	$5,491
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	2.9%
Samsung Electronics Co. Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.8%
SK Hynix, Inc.	0.8%
HDFC Bank Ltd.	0.6%
PDD Holdings, Inc.	0.6%
Bharti Airtel Ltd.	0.6%

Top Countries (% of Total Investments)
China	25.0%
Taiwan	21.5%
India	19.7%
South Korea	10.8%
Saudi Arabia	3.3%
South Africa	3.2%
Brazil	3.0%
Mexico	2.0%
Malaysia	1.6%
Indonesia	1.5%
[110],[111]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.11% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Sustainability screens detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (03/27/2018)
Emerging Markets Sustainability Core 1 Portfolio – Institutional	23.11%	4.66%	2.07%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	1.65%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,091,197,000
Holdings Count | $ / shares	5,399
Advisory Fees Paid, Amount	$ 3,502,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,091,197
Number of Holdings	5,399
Net Advisory Fees Paid (Thousands)	$3,502
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.1%
Alibaba Group Holding Ltd.	1.3%
Samsung Electronics Co. Ltd.	1.1%
PDD Holdings, Inc.	0.8%
Meituan B	0.6%
China Construction Bank Corp. H	0.6%
Infosys Ltd.	0.6%
Hon Hai Precision Industry Co. Ltd.	0.6%
Lenovo Group Ltd.	0.5%

Top Countries (% of Total Investments)
China	26.8%
India	20.0%
Taiwan	19.8%
South Korea	11.9%
Brazil	3.9%
Saudi Arabia	3.3%
South Africa	2.6%
Mexico	1.9%
United Arab Emirates	1.7%
Thailand	1.4%
[112],[113]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.34%[1]
[114]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%	[114]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 33.33% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
• Social screens contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/19/2019)
Global Social Core Equity Portfolio – Institutional	33.33%	10.28%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.35%
MSCI All Country World Index (net div.)	32.79%	10.69%
[115]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 62,842,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$62,842
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$2
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Social Core Equity 2 Portfolio	63.5%
International Social Core Equity Portfolio	25.2%
Emerging Markets Social Core Equity Portfolio	11.3%
[116]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.86% for the Portfolio and 23.82% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on growth stocks detracted, as the index included value stocks with relative prices too low for inclusion in the portfolio, which outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Large Cap Growth Portfolio – Institutional	21.86%	6.51%	5.81%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Growth Index (net div.)	23.82%	5.85%	5.88%
[117]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 883,455,000
Holdings Count | $ / shares	435
Advisory Fees Paid, Amount	$ 1,739,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$883,455
Number of Holdings	435
Net Advisory Fees Paid (Thousands)	$1,739
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk AS B	2.8%
Nestle SA	2.3%
ASML Holding NV	2.1%
Sony Group Corp.	1.7%
Siemens AG	1.4%
Ashtead Group PLC	1.3%
Deutsche Boerse AG	1.3%
Wolters Kluwer NV	1.2%

Sector Allocation (% of Total Investments)
Industrials	26.5%
Consumer Discretionary	15.7%
Information Technology	12.4%
Health Care	12.3%
Consumer Staples	10.8%
Financials	7.8%
Communication Services	5.3%
Materials	4.5%
Energy	2.6%
Utilities	1.7%
Real Estate	0.4%
[118],[119]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.62% for the Portfolio and 25.12% for the MSCI World ex USA Small Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
  Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Small Cap Growth Portfolio – Institutional	22.62%	4.48%	5.88%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Growth Index (net div.)	25.12%	3.99%	5.84%
[120]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 259,079,000
Holdings Count | $ / shares	1,293
Advisory Fees Paid, Amount	$ 1,037,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$259,079
Number of Holdings	1,293
Net Advisory Fees Paid (Thousands)	$1,037
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	0.8%
Siegfried Holding AG	0.7%
IMCD NV	0.7%
Celestica, Inc.	0.7%
Lotus Bakeries NV	0.6%
GEA Group AG	0.6%
CTS Eventim AG & Co. KGaA	0.6%
Georg Fischer AG	0.6%
Gaztransport Et Technigaz SA	0.6%
Britvic PLC	0.6%

Sector Allocation (% of Total Investments)
Industrials	26.1%
Consumer Discretionary	15.8%
Information Technology	14.2%
Consumer Staples	8.7%
Financials	8.4%
Health Care	7.5%
Materials	6.9%
Communication Services	4.8%
Energy	4.8%
Utilities	1.7%
Real Estate	1.1%
[121],[122]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Social Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 24.20% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Social and sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Social Core Equity Portfolio – Institutional	24.20%	6.32%	5.30%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,502,302,000
Holdings Count | $ / shares	4,133
Advisory Fees Paid, Amount	$ 3,220,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,502,302
Number of Holdings	4,133
Net Advisory Fees Paid (Thousands)	$3,220
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Deutsche Telekom AG	0.8%
ASML Holding NV	0.7%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Royal Bank of Canada	0.7%
HSBC Holdings PLC	0.5%
Unilever PLC	0.4%
Wolters Kluwer NV	0.4%
Sony Group Corp.	0.4%
Banco Bilbao Vizcaya Argentaria SA	0.4%
Commonwealth Bank of Australia	0.4%

Top Countries (% of Total Investments)
Japan	23.5%
Canada	11.7%
United Kingdom	11.2%
Germany	8.1%
France	7.3%
Australia	6.4%
Switzerland	5.9%
Netherlands	4.2%
Sweden	3.6%
Italy	3.3%
[123],[124]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 25.17% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Sustainability Core 1 Portfolio – Institutional	25.17%	6.63%	5.68%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,442,087,000
Holdings Count | $ / shares	3,873
Advisory Fees Paid, Amount	$ 6,778,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,442,087
Number of Holdings	3,873
Net Advisory Fees Paid (Thousands)	$6,778
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Novo Nordisk AS B	2.2%
ASML Holding NV	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Roche Holding AG	1.1%
Novartis AG	1.0%
Toyota Motor Corp.	0.8%
Unilever PLC	0.7%
AstraZeneca PLC	0.7%
Recruit Holdings Co. Ltd.	0.7%
Siemens AG	0.6%

Top Countries (% of Total Investments)
Japan	20.7%
United Kingdom	12.8%
Canada	10.1%
France	8.4%
Switzerland	8.2%
Germany	7.6%
Australia	5.9%
Netherlands	5.1%
Denmark	4.2%
Sweden	4.0%
[125],[126]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DUSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.18%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 39.51% for the Portfolio and 43.77% for the Russell 1000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Underweight to prominent mega cap names due to diversification controls detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Cap Growth Portfolio – Institutional	39.51%	16.12%	13.98%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
[127]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,561,206,000
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 4,996,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,561,206
Number of Holdings	111
Net Advisory Fees Paid (Thousands)	$4,996
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	5.2%
Visa, Inc. A	5.0%
Mastercard, Inc. A	4.9%
Eli Lilly & Co.	4.8%
Microsoft Corp.	4.7%
Home Depot, Inc.	4.3%
AbbVie, Inc.	4.2%
Oracle Corp.	3.3%
Meta Platforms, Inc. A	3.1%

Sector Allocation (% of Total Investments)
Information Technology	30.1%
Industrials	15.4%
Health Care	13.2%
Consumer Staples	12.5%
Financials	12.0%
Consumer Discretionary	10.7%
Communication Services	3.1%
Energy	1.7%
Materials	0.7%
Utilities	0.6%
[128],[129]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Growth Portfolio
Class Name	Institutional
Trading Symbol	DSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.32%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 33.58% for the Portfolio and 36.49% for the Russell 2000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as the index held several holdings that were larger than our small cap definition, which outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Small Cap Growth Portfolio – Institutional	33.58%	12.15%	9.87%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
[130]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,371,559,000
Holdings Count | $ / shares	573
Advisory Fees Paid, Amount	$ 3,240,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,371,559
Number of Holdings	573
Net Advisory Fees Paid (Thousands)	$3,240
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	1.1%
Allison Transmission Holdings, Inc.	0.7%
MarketAxess Holdings, Inc.	0.7%
AAON, Inc.	0.6%
Norwegian Cruise Line Holdings Ltd.	0.6%
Louisiana-Pacific Corp.	0.6%
Encompass Health Corp.	0.6%
Applied Industrial Technologies, Inc.	0.6%
BWX Technologies, Inc.	0.6%
Eagle Materials, Inc.	0.6%

Sector Allocation (% of Total Investments)
Industrials	27.5%
Consumer Discretionary	17.0%
Information Technology	15.6%
Health Care	10.4%
Financials	10.2%
Materials	7.6%
Consumer Staples	5.5%
Energy	3.4%
Communication Services	2.5%
Real Estate	0.3%
[131],[132]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Social Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.22%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 39.44% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Social and sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Social Core Equity 2 Portfolio – Institutional	39.44%	14.15%	11.22%
Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,935,766,000
Holdings Count | $ / shares	2,056
Advisory Fees Paid, Amount	$ 3,221,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,935,766
Number of Holdings	2,056
Net Advisory Fees Paid (Thousands)	$3,221
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.6%
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
Meta Platforms, Inc. A	2.8%
Amazon.com, Inc.	2.2%
Alphabet, Inc. A	1.4%
JPMorgan Chase & Co.	1.3%
Alphabet, Inc. C	1.2%
Visa, Inc. A	0.9%
Home Depot, Inc.	0.8%

Sector Allocation (% of Total Investments)
Information Technology	27.8%
Financials	18.5%
Industrials	14.6%
Consumer Discretionary	12.0%
Communication Services	9.1%
Consumer Staples	5.6%
Health Care	4.7%
Materials	3.9%
Energy	2.4%
Utilities	0.9%
Real Estate	0.5%
[133],[134]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Core 1 Portfolio
Class Name	Institutional
Trading Symbol	DFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 38.97% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Sustainability Core 1 Portfolio – Institutional	38.97%	15.30%	12.62%
Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,407,601,000
Holdings Count | $ / shares	1,989
Advisory Fees Paid, Amount	$ 9,278,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,407,601
Number of Holdings	1,989
Net Advisory Fees Paid (Thousands)	$9,278
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.1%
Apple, Inc.	5.2%
Meta Platforms, Inc. A	3.3%
Microsoft Corp.	2.5%
Amazon.com, Inc.	2.4%
Alphabet, Inc. A	1.7%
Alphabet, Inc. C	1.5%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.3%
Broadcom, Inc.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	24.2%
Financials	17.7%
Industrials	13.4%
Health Care	12.0%
Consumer Discretionary	11.9%
Communication Services	9.4%
Consumer Staples	5.6%
Materials	2.8%
Energy	1.8%
Utilities	0.8%
Real Estate	0.4%
[135],[136]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Sustainability Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.34%[1]
[137]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%	[137]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.53% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.
• Sustainability considerations contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (07/07/2020)
U.S. Sustainability Targeted Value Portfolio – Institutional	31.53%	20.14%
Russell 3000® Index[1]	37.86%	15.91%
Russell 2000® Value Index	31.77%	16.25%
[138]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 469,052,000
Holdings Count | $ / shares	1,161
Advisory Fees Paid, Amount	$ 1,213,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$469,052
Number of Holdings	1,161
Net Advisory Fees Paid (Thousands)	$1,213
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
CNH Industrial NV	0.7%
Coherent Corp.	0.7%
Viatris, Inc.	0.7%
Twilio, Inc. A	0.6%
Flex Ltd.	0.6%
Unum Group	0.6%
WESCO International, Inc.	0.6%
Knight-Swift Transportation Holdings, Inc.	0.5%
J.M. Smucker Co.	0.5%
Molson Coors Beverage Co. B	0.5%

Sector Allocation (% of Total Investments)
Financials	29.0%
Industrials	18.9%
Consumer Discretionary	15.9%
Information Technology	9.6%
Health Care	7.1%
Materials	5.3%
Consumer Staples	4.6%
Communication Services	4.5%
Energy	3.2%
Real Estate	1.4%
Utilities	0.5%
[139],[140]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Equity Allocation Portfolio (formerly, VA Equity Allocation Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.31%1,[2]
[141],[142]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%	[141],[142]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.69% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends)  the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
•Emphasis on stocks with smaller market capitalization detracted.
•Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (07/10/2017)
Dimensional VA Equity Allocation Portfolio – Institutional	31.69%	11.94%	10.40%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	9.84%
MSCI World Index (net div.)	33.68%	12.03%	11.02%
[143]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 187,881,000
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 160,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$187,881
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$160
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.7%
U.S. Large Company Portfolio	23.0%
Dimensional VA U.S. Targeted Value Portfolio	13.0%
International Core Equity Portfolio	11.6%
Emerging Markets Core Equity Portfolio	8.0%
Dimensional VA U.S. Large Value Portfolio	7.3%
Dimensional VA International Small Portfolio	3.6%
Dimensional VA International Value Portfolio	2.7%
DFA Real Estate Securities Portfolio	1.6%
DFA International Real Estate Securities Portfolio	0.5%

Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Equity Allocation Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Bond Portfolio (formerly, VA Global Bond Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
[144]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%	[144]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.53% for the Portfolio and 6.38% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Global Bond Portfolio – Institutional	5.53%	0.69%	1.48%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	6.38%	1.29%	1.62%
[145]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 336,766,000
Holdings Count | $ / shares	215
Advisory Fees Paid, Amount	$ 638,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$336,766
Number of Holdings	215
Net Advisory Fees Paid (Thousands)	$638
Portfolio Turnover Rate	60%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Foreign Government	40.8%
Financials	34.2%
U.S. Government	24.7%
Consumer, Non-cyclical	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	70.1%
1 to 3 Years	21.3%
3 to 5 Years	8.6%
[146]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Global Bond Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Global Moderate Allocation Portfolio (formerly, VA Global Moderate Allocation Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.28%1,[2]
[147],[148]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%	[147],[148]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.36% for the Portfolio and 22.46% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 65% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
•Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
•Global bond yields decreased during the period. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds. Credit spreads narrowed during the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.
Relative to the benchmark, the Portfolio’s:
•Emphasis on stocks with smaller market capitalization detracted.
•Emphasis on value stocks detracted.
•Inclusion of corporate bonds contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Global Moderate Allocation Portfolio – Institutional	22.36%	8.54%	6.87%
S&P Global BMI Index (net div.)[1]	32.18%	10.49%	8.72%
VA Global Moderate Allocation Composite Index[2]	22.46%	7.67%	6.45%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[3]	5.79%	1.61%	1.61%
MSCI All Country World Index (net div.)	32.79%	11.08%	9.06%
[149],[150],[151]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 228,816,000
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 152,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$228,816
Number of Holdings	13
Net Advisory Fees Paid (Thousands)	$152
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	32.6%
DFA Selectively Hedged Global Fixed Income Portfolio	12.6%
Dimensional VA Global Bond Portfolio	12.6%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity Portfolio	10.4%
Emerging Markets Core Equity Portfolio	5.2%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
[152]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Global Moderate Allocation Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Small Portfolio (formerly, VA International Small Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during and following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%[1]
[153]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%	[153]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.56% for the Portfolio and 23.60% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.

Relative to the benchmark, the Portfolio’s:
•Exclusion of low profitability growth stocks contributed.
•Exclusion of REITs contributed.
•Valuation timing differences between the portfolio and the index detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA International Small Portfolio – Institutional	23.56%	6.18%	5.96%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Cap Index (net div.)	23.60%	4.75%	5.64%
[154]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 307,913,000
Holdings Count | $ / shares	3,715
Advisory Fees Paid, Amount	$ 1,043,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$307,913
Number of Holdings	3,715
Net Advisory Fees Paid (Thousands)	$1,043
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
LEG Immobilien SE	0.4%
Banco de Sabadell SA	0.4%
BAWAG Group AG	0.4%
Celestica, Inc.	0.3%
BPER Banca SpA	0.3%
Swiss Prime Site AG	0.3%
Gaztransport Et Technigaz SA	0.3%
GEA Group AG	0.3%
Unipol Gruppo SpA	0.3%
Belimo Holding AG	0.3%

Top Countries (% of Total Investments)
Japan	22.5%
United Kingdom	12.9%
Canada	11.7%
Switzerland	7.7%
Australia	6.9%
Germany	6.5%
France	5.5%
Italy	4.3%
Sweden	3.0%
Denmark	2.9%
[155],[156]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA International Small Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA International Value Portfolio (formerly, VA International Value Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during and following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.28%[1]
[157]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%	[157]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.76% for the Portfolio and 23.93% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with higher profitability detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA International Value Portfolio – Institutional	21.76%	8.48%	5.43%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
[158]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 507,868,000
Holdings Count | $ / shares	511
Advisory Fees Paid, Amount	$ 1,216,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$507,868
Number of Holdings	511
Net Advisory Fees Paid (Thousands)	$1,216
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.8%
Novartis AG	1.8%
HSBC Holdings PLC	1.5%
Zurich Insurance Group AG	1.5%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.3%
UniCredit SpA	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.1%
National Australia Bank Ltd.	1.1%

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	13.0%
Canada	10.7%
France	10.3%
Switzerland	10.0%
Germany	7.1%
Australia	6.5%
Netherlands	4.1%
Denmark	3.2%
Spain	2.8%
[159],[160]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA International Value Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA Short-Term Fixed Portfolio (formerly, VA Short-Term Fixed Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%[1]
[161]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%	[161]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.54% for the Portfolio and 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
Relative to the benchmark, the Portfolio’s:
•Allocation to securities with maturities longer than three-months contributed positively to relative performance during a period when longer-term securities outperformed shorter-term securities.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Short-Term Fixed Portfolio – Institutional	5.54%	1.78%	1.47%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.69%
ICE BofA US 6-Month Treasury Bill Index[2]	5.60%	2.46%	1.83%
[162],[163]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 387,655,000
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 363,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$387,655
Number of Holdings	151
Net Advisory Fees Paid (Thousands)	$363
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	74.3%
Financials	22.7%
Foreign Government	2.5%
Energy	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	90.1%
1 to 3 Years	9.9%
[164]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Short-Term Fixed Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Large Value Portfolio (formerly, VA U.S. Large Value Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during and following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%[1]
[165]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%	[165]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.53% for the Portfolio and 30.98% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA U.S. Large Value Portfolio – Institutional	30.53%	10.19%	8.86%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
[166]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 673,039,000
Holdings Count | $ / shares	389
Advisory Fees Paid, Amount	$ 1,296,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$673,039
Number of Holdings	389
Net Advisory Fees Paid (Thousands)	$1,296
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.0%
Berkshire Hathaway, Inc. B	2.2%
Chevron Corp.	2.1%
Cisco Systems, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Comcast Corp. A	1.4%
AT&T, Inc.	1.3%
Wells Fargo & Co.	1.2%
Johnson & Johnson	1.1%

Sector Allocation (% of Total Investments)
Financials	24.3%
Industrials	15.2%
Health Care	13.2%
Energy	12.8%
Information Technology	9.0%
Materials	8.0%
Communication Services	7.1%
Consumer Staples	5.0%
Consumer Discretionary	4.9%
Real Estate	0.4%
Utilities	0.1%
[167],[168]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA U.S. Large Value Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VA U.S. Targeted Value Portfolio (formerly, VA U.S. Targeted Value Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.28%[1]
[169]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%	[169]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 29.19% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA U.S. Targeted Value Portfolio – Institutional	29.19%	13.73%	9.35%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
[170]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 693,834,000
Holdings Count | $ / shares	1,333
Advisory Fees Paid, Amount	$ 1,735,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$693,834
Number of Holdings	1,333
Net Advisory Fees Paid (Thousands)	$1,735
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	0.7%
Unum Group	0.6%
Viatris, Inc.	0.5%
J.M. Smucker Co.	0.5%
Jones Lang LaSalle, Inc.	0.5%
TD SYNNEX Corp.	0.5%
Taylor Morrison Home Corp.	0.5%
WESCO International, Inc.	0.5%
Ally Financial, Inc.	0.5%
Jefferies Financial Group, Inc.	0.5%

Sector Allocation (% of Total Investments)
Financials	28.5%
Industrials	16.2%
Consumer Discretionary	14.4%
Energy	9.5%
Information Technology	7.2%
Materials	7.0%
Health Care	5.9%
Consumer Staples	5.6%
Communication Services	3.9%
Real Estate	1.4%
Utilities	0.4%
[171],[172]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA U.S. Targeted Value Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Dimensional VIT Inflation-Protected Securities Portfolio (formerly, VIT Inflation-Protected Securities Portfolio)
Class Name	Institutional
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred following the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%[1]
[173]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%	[173]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.79% for the Portfolio and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
Relative to the benchmark, the Portfolio’s:
•Underweight to TIPS with maturities shorter than four-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
•Underweight to TIPS with maturities longer than 20-years detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/29/2015)
Dimensional VIT Inflation-Protected Securities Portfolio – Institutional	8.79%	2.19%	2.26%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.39%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.36%
[174]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 15, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 206,668,000
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 180,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$206,668
Number of Holdings	19
Net Advisory Fees Paid (Thousands)	$180
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
3 to 5 Years	36.4%
5 to 10 Years	47.3%
Greater than 10 Years	16.3%
[175]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective November 15, 2024, the Portfolio changed its name to the Dimensional VIT Inflation-Protected Securities Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Portfolio has added this index in response to new regulatory requirements.

[2]
1	The Portfolio has added this index in response to new regulatory requirements.

[3]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[4]
1	The Portfolio has added this index in response to new regulatory requirements.

[5]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[6]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
1	The Portfolio has added this index in response to new regulatory requirements.

[8]
Excludes cash investments and collateral for loaned securities

[9]
1	The Portfolio has added this index in response to new regulatory requirements.

[10]
Excludes cash investments and collateral for loaned securities

[11]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[12]
Excludes cash investments and collateral for loaned securities

[13]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[14]
Excludes cash investments and collateral for loaned securities

[15]
Excludes cash investments and collateral for loaned securities

[16]
1	The Portfolio has added this index in response to new regulatory requirements.

[17]
Excludes cash investments and collateral for loaned securities

[18]
1	The Portfolio has added this index in response to new regulatory requirements.

[19]
Excludes cash investments and collateral for loaned securities

[20]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[21]
1	The Portfolio has added this index in response to new regulatory requirements.

[22]
Excludes cash investments and collateral for loaned securities

[23]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[24]
1	The Portfolio has added this index in response to new regulatory requirements.

[25]
Excludes cash investments and collateral for loaned securities

[26]
1	The Portfolio has added this index in response to new regulatory requirements.

[27]
Excludes cash investments and collateral for loaned securities

[28]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
1	The Portfolio has added this index in response to new regulatory requirements.

[30]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[31]
1	The Portfolio has added this index in response to new regulatory requirements.

[32]
1	The Portfolio has added this index in response to new regulatory requirements.

[33]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
1	The Portfolio has added this index in response to new regulatory requirements.

[35]
1	The Portfolio has added this index in response to new regulatory requirements.

[36]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[37]
Excludes cash investments and collateral for loaned securities

[38]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[39]
1	The Portfolio has added this index in response to new regulatory requirements.

[40]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[41]
1	The Portfolio has added this index in response to new regulatory requirements.

[42]
1	The Portfolio has added this index in response to new regulatory requirements.

[43]
Excludes cash investments and collateral for loaned securities

[44]
1	The Portfolio has added this index in response to new regulatory requirements.

[45]
Excludes cash investments and collateral for loaned securities

[46]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[47]
1	The Portfolio has added this index in response to new regulatory requirements.

[48]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[49]
Excludes cash investments and collateral for loaned securities

[50]
1	The Portfolio has added this index in response to new regulatory requirements.

[51]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[52]
Excludes short-term investments and collateral for loaned securities.

[53]
1	The Portfolio has added this index in response to new regulatory requirements.

[54]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[55]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[56]
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

[57]
2	The Portfolio has added this index in response to new regulatory requirements.

[58]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[59]
Excludes cash investments and collateral for loaned securities

[60]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[61]
1	The Portfolio has added this index in response to new regulatory requirements.

[62]
Excludes cash investments and collateral for loaned securities

[63]
1	The Portfolio has added this index in response to new regulatory requirements.

[64]
Excludes cash investments and collateral for loaned securities

[65]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[66]
1	The Portfolio has added this index in response to new regulatory requirements.

[67]
Excludes cash investments and collateral for loaned securities

[68]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[69]
1	The Portfolio has added this index in response to new regulatory requirements.

[70]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[71]
Excludes cash investments.

[72]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[73]
1	The Portfolio has added this index in response to new regulatory requirements.

[74]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[75]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[76]
1	The Portfolio has added this index in response to new regulatory requirements.

[77]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[78]
Excludes cash investments.

[79]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[80]
1	The Portfolio has added this index in response to new regulatory requirements.

[81]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[82]
Excludes cash investments.

[83]
1	The Portfolio has added this index in response to new regulatory requirements.

[84]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[85]
Excludes cash investments.

[86]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[87]
1	The Portfolio has added this index in response to new regulatory requirements.

[88]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[89]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[90]
Excludes cash investments.

[91]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[92]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[93]
Excludes cash investments.

[94]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[95]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[96]
Excludes cash investments.

[97]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[98]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[99]
Excludes cash investments.

[100]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[101]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[102]
Excludes cash investments.

[103]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[104]
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[105]
Excludes cash investments.

[106]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[107]
1	The Portfolio has added this index in response to new regulatory requirements.

[108]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[109]
Excludes cash investments.

[110]
Excludes short-term investments and collateral for loaned securities.

[111]
Excludes short-term investments and collateral for loaned securities.

[112]
Excludes short-term investments and collateral for loaned securities.

[113]
Excludes short-term investments and collateral for loaned securities.

[114]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[115]
1	The Portfolio has added this index in response to new regulatory requirements.

[116]
Excludes short-term investments and collateral for loaned securities.

[117]
1	The Portfolio has added this index in response to new regulatory requirements.

[118]
Excludes short-term investments and collateral for loaned securities.

[119]
Excludes short-term investments and collateral for loaned securities.

[120]
1	The Portfolio has added this index in response to new regulatory requirements.

[121]
Excludes short-term investments and collateral for loaned securities.

[122]
Excludes short-term investments and collateral for loaned securities.

[123]
Excludes short-term investments and collateral for loaned securities.

[124]
Excludes short-term investments and collateral for loaned securities.

[125]
Excludes short-term investments and collateral for loaned securities.

[126]
Excludes short-term investments and collateral for loaned securities.

[127]
1	The Portfolio has added this index in response to new regulatory requirements.

[128]
Excludes short-term investments and collateral for loaned securities.

[129]
Excludes short-term investments and collateral for loaned securities.

[130]
1	The Portfolio has added this index in response to new regulatory requirements.

[131]
Excludes short-term investments and collateral for loaned securities.

[132]
Excludes short-term investments and collateral for loaned securities.

[133]
Excludes short-term investments and collateral for loaned securities.

[134]
Excludes short-term investments and collateral for loaned securities.

[135]
Excludes short-term investments and collateral for loaned securities.

[136]
Excludes short-term investments and collateral for loaned securities.

[137]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[138]
1	The Portfolio has added this index in response to new regulatory requirements.

[139]
Excludes short-term investments and collateral for loaned securities.

[140]
Excludes short-term investments and collateral for loaned securities.

[141]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[142]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[143]
1	The Portfolio has added this index in response to new regulatory requirements.

[144]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[145]
1	The Portfolio has added this index in response to new regulatory requirements.

[146]
Excludes cash investments and collateral for loaned securities

[147]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[148]
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[149]
1	The Portfolio has added this index in response to new regulatory requirements.

[150]
2	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[151]
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[152]
Excludes short-term investments and collateral for loaned securities.

[153]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[154]
1	The Portfolio has added this index in response to new regulatory requirements.

[155]
Excludes short-term investments and collateral for loaned securities.

[156]
Excludes short-term investments and collateral for loaned securities.

[157]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[158]
1	The Portfolio has added this index in response to new regulatory requirements.

[159]
Excludes short-term investments and collateral for loaned securities.

[160]
Excludes short-term investments and collateral for loaned securities.

[161]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[162]
1	The Portfolio has added this index in response to new regulatory requirements.

[163]
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[164]
Excludes cash investments and collateral for loaned securities

[165]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[166]
1	The Portfolio has added this index in response to new regulatory requirements.

[167]
Excludes short-term investments and collateral for loaned securities.

[168]
Excludes short-term investments and collateral for loaned securities.

[169]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[170]
1	The Portfolio has added this index in response to new regulatory requirements.

[171]
Excludes short-term investments and collateral for loaned securities.

[172]
Excludes short-term investments and collateral for loaned securities.

[173]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

[174]
1	The Portfolio has added this index in response to new regulatory requirements.

[175]
Excludes cash investments and collateral for loaned securities